                                                                       September 17, 2007

VIA EDGAR LINK
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:      American Skandia SPVLI, a modified single premium variable life insurance policy
                  (File no. 333-38119)
                  American Skandia FPVLI, a flexible premium variable life insurance policy
                  (File no. 333-58703)
                  American Skandia Focus, a flexible premium variable life insurance policy
                  (File no. 333-95957)
                  American Skandia Horizon, a flexible premium variable life insurance policy
                  (File no. 333-95959)

Dear Commissioners:

         On behalf of American Skandia Life Assurance Corporation and the American Skandia Life Assurance Corporation Variable
Account F ("the Accounts"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's semi-annual report for the period ending June 30, 2007 has been transmitted to contract owners in accordance with
Rule 30e-2(a) under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

Filer/Entity:              Advanced Series Trust
Registration No.: 811-05186
CIK No.:          0000814679
Accession No.:             0001209286-07-000270
Date of Filing:            09/07/07

Filer/Entity:              Prudential Series Fund
Registration No.: 811-03623
CIK No.:          0000711175
Accession No.:             0001193125-07-197243
Date of Filing:            09/07/07

Filer/Entity:              Wells Fargo Variable Trust
Registration No.: 811-09255
CIK No.:          0001081402
Accession No.:             0000935069-07-002115
Date of Filing:            08/30/07

Filer/Entity:              Evergreen Variable Annuity Trust /DE/
Registration No.: 811-08716
CIK No.:          0000928754
Accession No.:             0001379491-07-000132
Date of Filing:            08/17/07

Filer/Entity:              AIM Variable Insurance Funds
Registration No.: 811-07452
CIK No.:          0000896435
Accession No.:             0000950129-07-004209
Date of Filing:            08/23/07

Filer/Entity:              First Defined Portfolio Fund, LLC
Registration No.: 811-09235
CIK No.:          0001076487
Accession No.:             0000935069-07-002219
Date of Filing:            09/07/07

Filer/Entity:              Rydex Variable Trust
Registration No.: 811-08821
CIK No.:          0001064046
Accession No.:             0000935069-07-002210
Date of Filing:            09/07/07

Filer/Entity:              ProFunds
Registration No.: 811-08239
CIK No.:          0001039803
Accession No.:             0001209286-07-000261
Date of Filing:            09/05/07

Filer/Entity:              Nationwide Variable Insurance Trust
Registration No.: 811-03213
CIK No.:          0000353905
Accession No.:             0000893220-07-003038
Date of Filing:            09/06/07

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                                              Sincerely,

                                                              /s/C. Christopher Sprague
                                                              C. Christopher Sprague
                                                              Vice President, Corporate Counsel